PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution 2045 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 5 .5%
526,655  Vanguard FTSE
Developed Markets
ETF
$ 23,025,357
5 .5
Total Exchange-Traded
Funds
(Cost $20,039,719)
23,025,357
5 .5
MUTUAL FUNDS : 94 .3%
Affiliated Investment Companies : 94 .3%
1,303,422  Voya High Yield Bond
Fund - Class R6
8,615,616
2 .1
1,502,124  Voya Intermediate
Bond Fund - Class R6
12,467,627
3 .0
3,370,532  Voya Large Cap Value
Portfolio - Class R6
17,863,821
4 .3
2,773,495  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
24,767,315
5 .9
4,003,512  Voya Multi-Manager
International Equity
Fund - Class I
36,512,028
8 .8
4,353,250  Voya Multi-Manager
International Factors
Fund - Class I
37,394,415
9 .0
1,188,963  Voya Multi-Manager
Mid Cap Value Fund
- Class I
10,296,420
2 .5
279,241  Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
15,576,057
3 .7
177,842
(1)
Voya Small Cap
Growth Fund - Class
R6
6,304,503
1 .5
774,310  Voya Small Company
Fund - Class R6
10,306,072
2 .5
8,862,024  Voya U.S. Stock Index
Portfolio - Class I
143,298,932
34 .4
676,226  VY
®
Invesco Comstock
Portfolio - Class I
12,828,014
3 .1
1,290,848  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
31,767,774
7 .6
1,098,545  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
10,172,526
2 .4
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
193,669  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 14,637,508
3 .5
392,808,628
94 .3
Total Mutual Funds
(Cost $432,584,167)
392,808,628
94 .3
Total Long-Term
Investments
(Cost $452,623,886)
415,833,985
99 .8
Total Investments in
Securities
(Cost $452,623,886) $ 415,833,985 99 .8
Assets in Excess of
Other Liabilities 832,673 0.2
Net Assets $ 416,666,658 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution 2045 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 23,025,357 $ — $ — $ 23,025,357
Mutual Funds 392,808,628 — — 392,808,628
Total Investments, at fair value $ 415,833,985 $ — $ — $ 415,833,985
Other Financial Instruments+
Futures 416,834 — — 416,834
Total Assets $ 416,250,819 $ — $ — $ 416,250,819
Liabilities Table
Other Financial Instruments+
Futures $ (580,053) $ — $ — $ (580,053)
Total Liabilities $ (580,053) $ — $ — $ (580,053)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ — $ 9,590,028 $ (940,114) $ (34,298) $ 8,615,616 $ 330,099 $ 7,786 $ —
Voya Intermediate Bond Fund -
Class R6
10,605,169 19,699,979 (17,698,079) (139,442) 12,467,627 284,775 (480,402) 322
Voya Large Cap Value Portfolio -
Class R6
13,550,013 6,109,421 (5,166,511) 3,370,898 17,863,821 — (3,222,824) 219,798
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
25,647,068 6,464,589 (13,669,110) 6,324,768 24,767,315 — (5,245,564) —
Voya Multi-Manager International
Equity Fund - Class I
38,534,320 3,983,633 (9,030,868) 3,024,942 36,512,028 — (1,723,738) —
Voya Multi-Manager International
Factors Fund - Class I
38,653,715 3,951,579 (8,428,683) 3,217,804 37,394,415 — (715,111) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
8,294,782 3,285,516 (1,451,016) 167,138 10,296,420 — (213,657) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 24,126,582 (10,291,498) 1,740,973 15,576,057 84,154 1,003,310 789,009
Voya Small Cap Growth Fund -
Class R6
6,222,286 813,111 (1,212,794) 481,900 6,304,503 16 21,847 —
Voya Small Company Fund - Class
R6
10,538,254 1,566,165 (2,327,855) 529,508 10,306,072 — (24,223) —
Voya U.S. Stock Index Portfolio -
Class I
144,405,759 20,695,751 (28,617,838) 6,815,260 143,298,932 112,643 (2,546,342) 13,880,748
VY
®
Invesco Comstock Portfolio -
Class I
16,713,213 2,768,624 (5,113,315) (1,540,508) 12,828,014 27,771 356,093 1,674,315
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
31,508,005 5,005,718 (4,922,066) 176,117 31,767,774 29,332 (425,503) 3,186,688

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Solution 2045 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
$ 8,235,534 $ 2,840,787 $ (2,818,877) $ 1,915,083 $ 10,172,526 $ 222 $ (1,206,702) $ 15,174
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
18,078,090 1,721,192 (16,279,176) 11,117,402 14,637,508 — (6,596,972) 238,969
$ 370,986,208 $ 112,622,675 $ (127,967,800) $ 37,167,545 $ 392,808,628 $ 869,012 $ (21,012,002) $ 20,005,023
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond 65 12/19/23 $ 7,714,687 $ (580,053)
$ 7,714,687 $ (580,053)
Short Contracts:
S&P 500 E-Mini (39) 12/15/23 (8,434,725) 416,834
$ (8,434,725) $ 416,834
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 4,794,914
Gross Unrealized Depreciation (41,584,815)
Net Unrealized Depreciation $ (36,789,901)